Expense Example - Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF [Member]	May 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	$ 218